DEBT - Revolving Securitization Programs (Details) € in Thousands, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Funding Limit | €	€ 669,000		€ 676,000
Amount Outstanding | €	2,811,779		2,630,011
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Amount Outstanding | €	€ 1,105,425		€ 900,213
FFS Inc. | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Funding Limit		$ 1,300
Amount Outstanding		1,179		$ 1,020
FFS Inc. | Asset-backed financing (Securitizations) | Pledged retail financial receivables
Disclosure of detailed information about borrowings [line items]
Funding Limit		975
Amount Outstanding		$ 896		775
FFS Inc. | Asset-backed financing (Securitizations) | Pledged retail financial receivables | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.70%	0.70%
FFS Inc. | Asset-backed financing (Securitizations) | Pledged leasing financial receivables
Disclosure of detailed information about borrowings [line items]
Funding Limit		$ 325
Amount Outstanding		$ 283		$ 245
FFS Inc. | Asset-backed financing (Securitizations) | Pledged leasing financial receivables | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.65%	0.65%